Share Capital and Share Premium (Details) - USD ($)														1 Months Ended										12 Months Ended
	Dec. 06, 2022	Nov. 14, 2022	Nov. 07, 2022	Sep. 09, 2022	Sep. 02, 2022	Jun. 04, 2022	Jun. 02, 2022	May 06, 2022	Dec. 08, 2021	Oct. 01, 2021	Sep. 07, 2021	Jun. 04, 2021	Mar. 04, 2021	Apr. 26, 2023	Dec. 19, 2022	Nov. 28, 2022	Nov. 21, 2022	Sep. 20, 2022	Sep. 19, 2022	Aug. 25, 2022	Jun. 18, 2022	May 26, 2022	May 16, 2022	Dec. 31, 2022	Apr. 19, 2022	Nov. 15, 2021	Nov. 01, 2021	Oct. 19, 2021	Sep. 01, 2021	Apr. 21, 2021	Apr. 08, 2021	Feb. 12, 2021
Share Capital and Share Premium (Details) [Line Items]
Common stocks, par value (in Dollars per share)																								$ 0.0001
Repurchase of loan (in Dollars)																																$ 809,551
Forecast [Member]
Share Capital and Share Premium (Details) [Line Items]
Shares of common stock														3,030,000
Reverse stock split														303,000
Bottom of range [member]
Share Capital and Share Premium (Details) [Line Items]
Reverse common stock split ratio																								1
Top of range [member]
Share Capital and Share Premium (Details) [Line Items]
Reverse common stock split ratio																								10
Mr. Yan Keyan [Member]
Share Capital and Share Premium (Details) [Line Items]
Preferred stock shares issued																																67,462
Preferred Stock [Member]
Share Capital and Share Premium (Details) [Line Items]
Preferred stock, share authorized																								5,000,000
Preferred stock, par value (in Dollars per share)																								$ 0.0001
Ordinary shares [member]
Share Capital and Share Premium (Details) [Line Items]
Share issued	999,996	557,000	400,000	80,000	80,000	180,000	100,000	20,000	12,000	36,000	65,000	1,662	15,000		1,000,000	492,000	551,000	652	80,000	80,000	280,000		340,000	52,000
Common per share (in Dollars per share)	$ 8	$ 7.7	$ 7.9	$ 10.3	$ 11.7	$ 11.8	$ 15	$ 22.8	$ 22.8	$ 30.2	$ 38.6	$ 25	$ 33.1		$ 7.1	$ 8.2	$ 8.3	$ 8.8	$ 8.8	$ 13.5	$ 13.2	$ 14.7	$ 17.6		$ 26.4					$ 24.3
Reverse stock split	1:10	1:10	1:10	1:10	1:10	1:10	1:10	1:10	1:10	1:10	1:10	1:10	1:10		1:10	1:10	1:10	1:10	1:10	1:10	1:10	1:10	1:10	1:10
Ordinary shares [member] | Board [Member]
Share Capital and Share Premium (Details) [Line Items]
Share issued								30,000
Common per share (in Dollars per share)								$ 22.8
Reverse stock split								1:10
Ordinary shares [member] | Sun Lei [Member]
Share Capital and Share Premium (Details) [Line Items]
Share issued																						100,000
Preferred A Shares [Member]
Share Capital and Share Premium (Details) [Line Items]
Preferred stock, par value (in Dollars per share)																															$ 1
Preferred stock shares issued																															1,500,000
Subscription proceeds (in Dollars)																															$ 1,500,000
Series C Convertible Preferred Stock [Member]
Share Capital and Share Premium (Details) [Line Items]
Preferred stock, par value (in Dollars per share)																													$ 10
Subscription proceeds (in Dollars)																													$ 1,500,000
Preferred stock share issued																													150,000
Series D Convertible Preferred Stock [Member]
Share Capital and Share Premium (Details) [Line Items]
Preferred stock, par value (in Dollars per share)																											$ 0.0001
Preferred stock share issued																											100,000
Total gross proceeds																											3,900,000
Series D Convertible Preferred Stock [Member] | Common stock [Member]
Share Capital and Share Premium (Details) [Line Items]
Preferred stock, par value (in Dollars per share)																											$ 0.0001
Common stock [Member] | Ordinary shares [member]
Share Capital and Share Premium (Details) [Line Items]
Share issued																								150,000,000
Preferred A Shares [Member]
Share Capital and Share Premium (Details) [Line Items]
Preferred stock share issued																												26,000
Preferred D Shares [Member]
Share Capital and Share Premium (Details) [Line Items]
Preferred stock share issued																										26,000